Preferred Stock [Text Block]	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Preferred Stock [Text Block]
17.	PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG had been authorized to issue 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, and 200,000,000 shares of Class 7 Preferred Stock without par value as of March 31, 2016.

All classes of preferred stock are non-voting and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative and non-participating with respect to dividend payments. Shareholders of Class 5 and 11 Preferred Stock have the right to receive a liquidation distribution at ¥2,500 and ¥1,000 per share, respectively, and do not have the right to participate in any further liquidation distributions.

The number of shares of preferred stock issued and outstanding at March 31, 2014, 2015 and 2016 was as follows:

	Outstanding at March 31, 2014	Net change	Outstanding at March 31, 2015	Net change	Outstanding at March 31, 2016
	(number of shares)
Preferred stock:
Class 5	156,000,000	(156,000,000)	—	—	—
Class 11	1,000	(1,000)	—	—	—

Total	156,001,000	(156,001,000)	—	—	—

None of the Class 6 and 7 Preferred Stock has been issued.

The aggregate liquidation preference of preferred stock issued and outstanding at March 31, 2014, 2015 and 2016 was as follows:

	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016
	(in millions)
Preferred stock:
Class 5	¥390,000	¥(390,000)	¥—	¥—	¥—
Class 11	1	(1)	—	—	—

Total	¥390,001	¥(390,001)	¥—	¥—	¥—

The portion of proceeds from the sale of shares that is designated as capital stock is determined by resolution of the Board of Directors of MUFG, however, at least 50% of the issue price of newly issued shares is required to be designated as capital stock at the time of incorporation or share issuance under the Companies Act. Proceeds in excess of amounts designated as capital stock are designated as capital surplus. However, these provisions are not applied in a company reorganization, such as a merger, company split and share exchange. Preferred Stock Classes 8 through 12 were issued in exchange for UFJ Holdings’ preferred stock and recorded in Capital surplus.

Class 5 Preferred Stock

Class 5 Preferred Stock is redeemable at the option of MUFG. At the time of issuance, the Board of Directors determines an issue price, an annual dividend (not to exceed ¥250 per share), and redemption terms, including a redemption price.

Class 5 Preferred Stock was issued by means of a third-party allocation to Nippon Life Insurance Company, Meiji Yasuda Life Insurance Company, TAIYO LIFE INSURANCE COMPANY, DAIDO LIFE INSURANCE COMPANY, Tokio Marine & Nichido Fire Insurance Co., Ltd., NIPPONKOA Insurance Company, Limited and Aioi Nissay Dowa Insurance Company, Limited. The preferred stock does not have voting rights at any general meetings of shareholders, unless otherwise provided by applicable laws and regulations. Preferred dividends are set to be ¥115 per share annually, except as of March 31, 2009. Preferred dividends were ¥43 per share as of March 31, 2009.

On April 1, 2014, MUFG acquired all of the First Series of Class 5 Preferred Stock, and canceled all of the acquired shares. The acquisition price was ¥2,500 per share, totaling ¥390,000 million.

Class 11 Preferred Stock

Class 11 preferred stockholders are entitled to receive annual non-cumulative dividends of ¥5.30 per share with priority over common stockholders.

Class 11 Preferred Stock is convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.

On August 1, 2014, 1,000 shares of Class 11 Preferred Stock were acquired in exchange for 1,245 shares of common stock, and those Preferred Stock had been recorded as Treasury stock.

On August 29, 2014, 1,000 shares of Class 11 Preferred Stock were retired.

These retirements of Class 5 and Class 11 Preferred Stock were accounted for by decreasing Capital surplus by ¥390,001 million. As of March 31, 2015 and 2016, there was no preferred stock outstanding and the entire amount of Capital stock on the consolidated balance sheets consisted of only common stock.

On June 25, 2015, amendments to the Articles of Incorporation were made with respect to the First Series of Class 5 and Class 11 Preferred Stock. As a result, the total number of shares of preferred stock authorized to be issued by MUFG was decreased by 1,000 shares, and the total number of the First Series of Class 5 and Class 11 Preferred Stock authorized to be issued was reduced to nil. The authority to issue Class 11 Preferred Shares was removed.